Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Business Segment Information

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2024
Revenues	50		15,813	2,618	812	-	19,293
Revenues from intersegment sales	8,225		77	397	1,072	(9,771)	-

Revenues	8,275		15,890	3,015	1,884	(9,771)	19,293

Operating profit or loss	515	(3)	1,306	146	(371)	(116)	1,480
Income from equity interests in associates and joint ventures	-		45	352	(1)	-	396

Net financial results							(695)
Net profit before income tax							1,181
Income tax							1,212
Net profit							2,393

Acquisitions of property, plant and equipment	4,177		1,151	142	130	-	5,600
Acquisitions of right-of-use assets	211		181	24	28	-	444
Assets	12,795		10,428	3,500	2,896	(228)	29,391

Other income statement items
Depreciation of property, plant and equipment (2)	1,809		492	54	91	-	2,446
Amortization of intangible assets	-		29	13	1	-	43
Depreciation of right-of-use assets	154		84	31	1	-	270
Impairment of property, plant and equipment and inventories write-down (4)	79		3	-	5	-	87

For the year ended December 31, 2023
Revenues	32		14,888	2,017	374	-	17,311
Revenues from intersegment sales	7,211		100	357	781	(8,449)	-

Revenues	7,243		14,988	2,374	1,155	(8,449)	17,311

Operating profit or loss	(1,915)	(3)	896	(3)	(282)	56	(1,248)
Income from equity interests in associates and joint ventures	-		10	84	-	-	94

Net financial results							897
Net loss before income tax							(257)
Income tax							(1,020)
Net loss							(1,277)

Acquisitions of property, plant and equipment	4,717		1,140	178	156	-	6,191
Acquisitions of right-of-use assets	363		19	22	-	-	404
Assets	10,869		9,916	2,282	2,086	(118)	25,035

Other income statement items
Depreciation of property, plant and equipment (2)	2,437		464	44	71	-	3,016
Amortization of intangible assets	-		30	7	-	-	37
Depreciation of right-of-use assets	131		71	19	-	(1)	220
Impairment of property, plant and equipment (4)	2,288		-	-	-	-	2,288

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation adjustments (1)	Total
For the year ended December 31, 2022
Revenues	51		16,016	2,304	386	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,185		16,125	2,695	1,165	(8,413)	18,757

Operating profit or loss	1,306	(3)	1,523	90	(401)	(36)	2,482
Income from equity interests in associates and joint ventures	-		23	428	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,378		837	78	166	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,317		9,530	3,215	2,018	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (2)	1,935		477	48	91	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (4)	123		-	-	-	-	123

(1)	Corresponds to the eliminations among the business segments of the Group.

(2)	Includes depreciation of charges for impairment of property, plant and equipment.

(3)	Includes (133), (21) and (26) of unproductive exploratory drillings as of December 31, 2024, 2023 and 2022, respectively.

(4)	See Notes 2.b.8), 2.c), 8, 11 and 12.